UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Equity Index 500 Fund

Investor Class (PREIX)

This annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Investor Class	$21	0.18%

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and hardware companies performed very well during the year, as NVIDIA and Apple were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,090	10,095
2015	10,111	10,123
2015	9,453	9,471
2015	10,111	10,138
2016	10,240	10,275
2016	10,486	10,527
2016	10,885	10,933
2016	11,294	11,351
2017	11,973	12,039
2017	12,332	12,411
2017	12,878	12,967
2017	13,728	13,829
2018	13,616	13,724
2018	14,077	14,195
2018	15,155	15,290
2018	13,099	13,223
2019	14,880	15,027
2019	15,514	15,674
2019	15,767	15,940
2019	17,190	17,386
2020	13,814	13,979
2020	16,644	16,850
2020	18,122	18,355
2020	20,317	20,585
2021	21,563	21,856
2021	23,396	23,724
2021	23,523	23,863
2021	26,108	26,494
2022	24,896	25,276
2022	20,876	21,206
2022	19,846	20,170
2022	21,336	21,696
2023	22,926	23,322
2023	24,918	25,361
2023	24,090	24,531
2023	26,895	27,399
2024	29,721	30,291
2024	30,980	31,589
2024	32,785	33,448
2024	33,560	34,254

202501-4140694, 202502-4108467

F50-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Index 500 Fund (Investor Class)	24.78%	14.32%	12.87%
S&P 500 Index (Regulatory/Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$34,057,034
  Number of Portfolio Holdings506
  Investment Advisory Fees Paid (000s)$5,627
  Portfolio Turnover Rate3.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.4
Industrials & Business Services	8.2
Consumer Staples	5.6
Energy	3.1
Utilities	2.3
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Apple	7.6%
NVIDIA	6.6
Microsoft	6.3
Amazon.com	4.1
Alphabet	4.0
Meta Platforms	2.6
Tesla	2.3
Broadcom	2.2
Berkshire Hathaway	1.7
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Index 500 Fund

Investor Class (PREIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Equity Index 500 Fund

I Class (PRUIX)

This annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - I Class	$6	0.05%

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and hardware companies performed very well during the year, as NVIDIA and Apple were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory/Strategy Benchmark
8/28/15	500,000	500,000
9/30/15	483,488	483,593
12/31/15	517,329	517,650
3/31/16	524,208	524,627
6/30/16	536,965	537,508
9/30/16	557,497	558,213
12/31/16	578,742	579,561
3/31/17	613,693	614,718
6/30/17	632,423	633,701
9/30/17	660,710	662,093
12/31/17	704,478	706,088
3/31/18	699,009	700,728
6/30/18	722,906	724,790
9/30/18	778,517	780,677
12/31/18	673,213	675,131
3/31/19	764,954	767,272
6/30/19	797,823	800,294
9/30/19	811,162	813,886
12/31/19	884,545	887,705
3/31/20	711,182	713,733
6/30/20	857,045	860,357
9/30/20	933,469	937,182
12/31/20	1,046,756	1,051,032
3/31/21	1,111,256	1,115,933
6/30/21	1,206,039	1,211,332
9/30/21	1,212,903	1,218,383
12/31/21	1,346,492	1,352,735
3/31/22	1,284,516	1,290,529
6/30/22	1,077,427	1,082,740
9/30/22	1,024,736	1,029,874
12/31/22	1,102,135	1,107,743
3/31/23	1,184,709	1,190,792
6/30/23	1,288,050	1,294,892
9/30/23	1,245,710	1,252,505
12/31/23	1,391,223	1,398,942
3/31/24	1,537,861	1,546,614
6/30/24	1,603,519	1,612,867
9/30/24	1,697,572	1,707,810
12/31/24	1,738,358	1,748,954

202501-4140694, 202502-4108467

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Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Equity Index 500 Fund (I Class)	24.95%	14.47%	14.27%
S&P 500 Index (Regulatory/Strategy Benchmark)	25.02	14.53	14.34

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$34,057,034
  Number of Portfolio Holdings506
  Investment Advisory Fees Paid (000s)$5,627
  Portfolio Turnover Rate3.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.4
Industrials & Business Services	8.2
Consumer Staples	5.6
Energy	3.1
Utilities	2.3
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Apple	7.6%
NVIDIA	6.6
Microsoft	6.3
Amazon.com	4.1
Alphabet	4.0
Meta Platforms	2.6
Tesla	2.3
Broadcom	2.2
Berkshire Hathaway	1.7
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Index 500 Fund

I Class (PRUIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Equity Index 500 Fund

Z Class (TRHZX)

This annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and hardware companies performed very well during the year, as NVIDIA and Apple were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
3/31/20	10,840	10,839
6/30/20	13,066	13,066
9/30/20	14,233	14,233
12/31/20	15,962	15,962
3/31/21	16,948	16,947
6/30/21	18,397	18,396
9/30/21	18,503	18,503
12/31/21	20,544	20,544
3/31/22	19,599	19,599
6/30/22	16,443	16,443
9/30/22	15,640	15,640
12/31/22	16,824	16,823
3/31/23	18,087	18,084
6/30/23	19,667	19,665
9/30/23	19,023	19,021
12/31/23	21,248	21,245
3/31/24	23,488	23,488
6/30/24	24,494	24,494
9/30/24	25,936	25,936
12/31/24	26,561	26,561

202501-4140694, 202502-4108467

F1251-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Equity Index 500 Fund (Z Class)	25.01%	22.60%
S&P 500 Index (Regulatory/Strategy Benchmark)	25.02	22.60

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$34,057,034
  Number of Portfolio Holdings506
  Investment Advisory Fees Paid (000s)$5,627
  Portfolio Turnover Rate3.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.4
Industrials & Business Services	8.2
Consumer Staples	5.6
Energy	3.1
Utilities	2.3
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Apple	7.6%
NVIDIA	6.6
Microsoft	6.3
Amazon.com	4.1
Alphabet	4.0
Meta Platforms	2.6
Tesla	2.3
Broadcom	2.2
Berkshire Hathaway	1.7
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Index 500 Fund

Z Class (TRHZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREIX Equity Index 500 Fund
PRUIX Equity Index 500 Fund–
.
I Class
TRHZX Equity Index 500 Fund–
.
Z Class

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 125.41 $ 100.94 $ 125.31 $ 99.17 $ 85.83
Investment activities
Net investment income
(1)(2)
1.69 1.65 1.50 1.36 1.52
Net realized and unrealized
gain/loss 29.30 24.48 (24.35) 26.74 13.77
Total from investment
activities 30.99 26.13 (22.85) 28.10 15.29
Distributions
Net investment income (1.74) (1.66) (1.52) (1.44) (1.55)
Net realized gain (0.06) — — (0.52) (0.40)
Total distributions (1.80) (1.66) (1.52) (1.96) (1.95)
NET ASSET VALUE
End of period $ 154.60 $ 125.41 $ 100.94 $ 125.31 $ 99.17
Ratios/Supplemental Data
Total return
(2)(3)
24.78% 26.06% (18.28)% 28.50% 18.19%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.18% 0.19% 0.20% 0.16% 0.19%
Net expenses after waivers/
payments by Price Associates 0.18% 0.19% 0.20% 0.16% 0.19%
Net investment income 1.19% 1.46% 1.38% 1.21% 1.82%
Portfolio turnover rate 3.6% 5.8% 3.1% 3.1% 13.6%
Net assets, end of period (in
millions) $8,258 $7,218 $5,704 $11,145 $9,002
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 125.41 $ 100.93 $ 125.32 $ 99.16 $ 85.84
Investment activities
Net investment income
(1)(2)
1.89 1.80 1.68 1.47 1.54
Net realized and unrealized
gain/loss 29.30 24.49 (24.36) 26.75 13.85
Total from investment
activities 31.19 26.29 (22.68) 28.22 15.39
Distributions
Net investment income (1.92) (1.81) (1.71) (1.54) (1.67)
Net realized gain (0.06) — — (0.52) (0.40)
Total distributions (1.98) (1.81) (1.71) (2.06) (2.07)
NET ASSET VALUE
End of period $ 154.62 $ 125.41 $ 100.93 $ 125.32 $ 99.16
Ratios/Supplemental Data
Total return
(2)(3)
24.95% 26.23% (18.15)% 28.63% 18.34%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.08% 0.08% 0.08% 0.10% 0.07%
Net expenses after
waivers/payments by Price
Associates 0.05% 0.05% 0.05% 0.06% 0.06%
Net investment income 1.32% 1.60% 1.57% 1.31% 1.88%
Portfolio turnover rate 3.6% 5.8% 3.1% 3.1% 13.6%
Net assets, end of period (in
millions) $10,824 $7,970 $6,020 $3,507 $3,232
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 125.38 $ 100.90 $ 125.27 $ 99.13 $ 63.64
Investment activities
Net investment income
(2)(3)
1.96 1.86 1.71 1.54 1.40
Net realized and unrealized
gain/loss 29.29 24.48 (24.34) 26.73 36.19
Total from investment
activities 31.25 26.34 (22.63) 28.27 37.59
Distributions
Net investment income (1.99) (1.86) (1.74) (1.61) (1.70)
Net realized gain (0.06) — — (0.52) (0.40)
Total distributions (2.05) (1.86) (1.74) (2.13) (2.10)
NET ASSET VALUE
End of period $ 154.58 $ 125.38 $ 100.90 $ 125.27 $ 99.13
Ratios/Supplemental Data
Total return
(3)(4)
25.01% 26.30% (18.11)% 28.70% 59.62%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.05% 0.05% 0.05% 0.06% 0.06%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.37% 1.65% 1.57% 1.37% 2.03%
(5)
Portfolio turnover rate 3.6% 5.8% 3.1% 3.1% 13.6%
Net assets, end of period (in
millions) $14,975 $13,269 $11,283 $19,852 $21,289
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Equity Index 500 Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  9.4%
Diversified Telecommunication Services  0.7%
AT&T  4,878,266 111,078
Verizon Communications  2,871,864 114,846
225,924
Entertainment  1.4%
Electronic Arts  164,530 24,071
Live Nation Entertainment (1) 105,758 13,696
Netflix (1) 291,117 259,478
Take-Two Interactive Software (1) 111,521 20,529
Walt Disney  1,236,691 137,705
Warner Bros Discovery (1) 1,532,515 16,199
471,678
Interactive Media & Services  6.6%
Alphabet, Class A  3,982,609 753,908
Alphabet, Class C  3,243,602 617,711
Match Group (1) 173,486 5,675
Meta Platforms, Class A  1,485,980 870,056
2,247,350
Media  0.5%
Charter Communications, Class A (1) 66,648 22,845
Comcast, Class A  2,603,437 97,707
Fox, Class A  153,177 7,441
Fox, Class B  91,029 4,164
Interpublic Group  256,582 7,189
News, Class A  258,087 7,108
News, Class B (2) 74,984 2,282
Omnicom Group  134,106 11,539
Paramount Global, Class B  409,689 4,285
164,560
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  333,507 73,615
73,615
Total Communication Services 3,183,127
CONSUMER DISCRETIONARY  11.2%
Automobile Components  0.0%
Aptiv (1) 157,807 9,544
BorgWarner  152,503 4,848
14,392

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Automobiles  2.5%
Ford Motor  2,675,613 26,489
General Motors  748,063 39,849
Tesla (1) 1,903,581 768,742
835,080
Broadline Retail  4.2%
Amazon.com (1) 6,379,954 1,399,698
eBay  324,769 20,120
1,419,818
Distributors  0.1%
Genuine Parts  95,472 11,147
LKQ  179,648 6,602
Pool (2) 26,172 8,923
26,672
Hotels, Restaurants & Leisure  1.9%
Airbnb, Class A (1) 294,503 38,701
Booking Holdings  22,578 112,177
Caesars Entertainment (1) 147,518 4,930
Carnival (1) 709,618 17,684
Chipotle Mexican Grill (1) 928,306 55,977
Darden Restaurants  81,183 15,156
Domino's Pizza  24,074 10,105
Expedia Group (1) 84,795 15,800
Hilton Worldwide Holdings  165,898 41,003
Las Vegas Sands  239,855 12,319
Marriott International, Class A  157,006 43,795
McDonald's  489,168 141,805
MGM Resorts International (1)(2) 154,967 5,370
Norwegian Cruise Line Holdings (1) 299,320 7,701
Royal Caribbean Cruises  168,986 38,983
Starbucks  769,300 70,199
Wynn Resorts  63,792 5,496
Yum! Brands  187,836 25,200
662,401
Household Durables  0.3%
DR Horton  198,077 27,695
Garmin  105,510 21,762
Lennar, Class A  162,005 22,093
Mohawk Industries (1) 35,668 4,249
NVR (1) 2,105 17,217

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
PulteGroup  141,901 15,453
108,469
Leisure Products  0.0%
Hasbro  89,366 4,996
4,996
Specialty Retail  1.8%
AutoZone (1) 11,499 36,820
Best Buy  133,672 11,469
CarMax (1) 106,605 8,716
Home Depot  676,480 263,144
Lowe's  386,903 95,488
O'Reilly Automotive (1) 39,310 46,614
Ross Stores  225,580 34,123
TJX  769,207 92,928
Tractor Supply  368,960 19,577
Ulta Beauty (1) 32,490 14,131
623,010
Textiles, Apparel & Luxury Goods  0.4%
Deckers Outdoor (1) 104,600 21,243
Lululemon Athletica (1) 76,745 29,348
NIKE, Class B  811,316 61,392
Ralph Lauren  27,357 6,319
Tapestry  157,980 10,321
128,623
Total Consumer Discretionary 3,823,461
CONSUMER STAPLES  5.6%
Beverages  1.2%
Brown-Forman, Class B  124,896 4,744
Coca-Cola  2,645,914 164,735
Constellation Brands, Class A  107,318 23,717
Keurig Dr Pepper  773,115 24,832
Molson Coors Beverage, Class B  118,250 6,778
Monster Beverage (1) 471,214 24,767
PepsiCo  936,732 142,439
392,012
Consumer Staples Distribution & Retail  2.0%
Costco Wholesale  301,771 276,504
Dollar General  150,671 11,424
Dollar Tree (1) 137,106 10,275
Kroger  451,409 27,604
Sysco  336,693 25,743

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Target  313,504 42,379
Walgreens Boots Alliance  494,955 4,618
Walmart  2,956,251 267,097
665,644
Food Products  0.6%
Archer-Daniels-Midland (1) 326,923 16,516
Bunge Global  97,025 7,545
Conagra Brands  329,844 9,153
General Mills  381,396 24,322
Hershey  101,358 17,165
Hormel Foods  198,092 6,214
J M Smucker  73,240 8,065
Kellanova  184,189 14,914
Kraft Heinz  603,717 18,540
Lamb Weston Holdings  98,022 6,551
McCormick  169,861 12,950
Mondelez International, Class A  916,136 54,721
The Campbell's Company (2) 134,348 5,627
Tyson Foods, Class A  195,221 11,213
213,496
Household Products  1.1%
Church & Dwight  167,453 17,534
Clorox  84,903 13,789
Colgate-Palmolive  559,535 50,867
Kimberly-Clark  226,624 29,697
Procter & Gamble  1,603,931 268,899
380,786
Personal Care Products  0.1%
Estee Lauder, Class A  159,811 11,983
Kenvue  1,312,622 28,024
40,007
Tobacco  0.6%
Altria Group  1,154,841 60,387
Philip Morris International  1,057,510 127,271
187,658
Total Consumer Staples 1,879,603
ENERGY  3.1%
Energy Equipment & Services  0.2%
Baker Hughes  680,129 27,899
Halliburton  605,856 16,473

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Schlumberger  960,451 36,824
81,196
Oil, Gas & Consumable Fuels  2.9%
APA  252,051 5,820
Chevron  1,140,627 165,208
ConocoPhillips  882,037 87,472
Coterra Energy  502,752 12,840
Devon Energy  448,759 14,688
Diamondback Energy  128,236 21,009
EOG Resources  382,906 46,937
EQT  407,366 18,784
Exxon Mobil  2,993,936 322,058
Hess  187,937 24,997
Kinder Morgan  1,321,952 36,221
Marathon Petroleum  218,363 30,462
Occidental Petroleum  457,211 22,591
ONEOK  400,581 40,218
Phillips 66  280,709 31,981
Targa Resources  149,912 26,759
Texas Pacific Land (2) 12,784 14,139
Valero Energy  214,953 26,351
Williams  835,990 45,244
993,779
Total Energy 1,074,975
FINANCIALS  13.6%
Banks  3.4%
Bank of America  4,556,663 200,265
Citigroup  1,289,715 90,783
Citizens Financial Group  292,962 12,820
Fifth Third Bancorp  454,360 19,210
Huntington Bancshares  983,252 15,998
JPMorgan Chase  1,918,403 459,860
KeyCorp  677,170 11,607
M&T Bank  111,408 20,946
PNC Financial Services Group  268,858 51,849
Regions Financial  627,425 14,757
Truist Financial  903,199 39,181
U.S. Bancorp  1,056,966 50,555
Wells Fargo  2,272,251 159,603
1,147,434
Capital Markets  3.1%
Ameriprise Financial  65,976 35,128

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon  494,644 38,003
Blackrock  99,456 101,953
Blackstone  492,411 84,901
Cboe Global Markets  71,749 14,020
Charles Schwab  1,014,933 75,115
CME Group  244,309 56,736
FactSet Research Systems  25,615 12,302
Franklin Resources (2) 209,252 4,246
Goldman Sachs Group  214,163 122,634
Intercontinental Exchange  389,328 58,014
Invesco  306,290 5,354
KKR  458,102 67,758
MarketAxess Holdings  25,765 5,824
Moody's  106,117 50,233
Morgan Stanley  846,139 106,377
MSCI  52,896 31,738
Nasdaq  284,081 21,962
Northern Trust  137,246 14,068
Raymond James Financial  123,954 19,254
S&P Global  216,577 107,862
State Street  198,619 19,494
T. Rowe Price Group (3) 151,955 17,184
1,070,160
Consumer Finance  0.6%
American Express  379,643 112,674
Capital One Financial  261,474 46,626
Discover Financial Services  171,891 29,777
Synchrony Financial  269,253 17,501
206,578
Financial Services  4.4%
Apollo Global Management  305,363 50,434
Berkshire Hathaway, Class B (1) 1,249,158 566,218
Corpay (1) 47,339 16,021
Fidelity National Information Services  365,813 29,547
Fiserv (1) 387,878 79,678
Global Payments  174,580 19,563
Jack Henry & Associates  49,849 8,739
Mastercard, Class A  558,323 293,996
PayPal Holdings (1) 683,071 58,300
Visa, Class A  1,177,352 372,090
1,494,586

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Insurance  2.1%
Aflac  340,004 35,170
Allstate  181,087 34,912
American International Group  423,915 30,861
Aon, Class A  147,297 52,903
Arch Capital Group  254,470 23,500
Arthur J Gallagher  170,811 48,485
Assurant  35,327 7,532
Brown & Brown  162,429 16,571
Chubb  255,523 70,601
Cincinnati Financial  107,117 15,393
Erie Indemnity, Class A (2) 17,181 7,082
Everest Group  29,630 10,740
Globe Life  55,862 6,230
Hartford Financial Services Group  196,570 21,505
Loews  124,642 10,556
Marsh & McLennan  334,762 71,107
MetLife  395,379 32,373
Principal Financial Group  143,433 11,103
Progressive  398,092 95,387
Prudential Financial  244,671 29,001
Travelers  154,427 37,200
W R Berkley  205,911 12,050
Willis Towers Watson  68,305 21,396
701,658
Total Financials 4,620,416
HEALTH CARE  10.1%
Biotechnology  1.6%
AbbVie  1,203,150 213,800
Amgen  365,278 95,206
Biogen (1) 99,963 15,286
Gilead Sciences  851,383 78,642
Incyte (1) 109,120 7,537
Moderna (1) 231,699 9,634
Regeneron Pharmaceuticals (1) 71,695 51,071
Vertex Pharmaceuticals (1) 175,655 70,736
541,912
Health Care Equipment & Supplies  2.3%
Abbott Laboratories  1,179,823 133,450
Align Technology (1) 48,083 10,026
Baxter International  350,278 10,214
Becton Dickinson & Company  198,235 44,974

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Boston Scientific (1) 1,006,836 89,931
Cooper (1) 135,786 12,483
Dexcom (1) 264,760 20,590
Edwards Lifesciences (1) 400,794 29,671
GE HealthCare Technologies  313,778 24,531
Hologic (1) 159,163 11,474
IDEXX Laboratories (1) 56,402 23,319
Insulet (1) 48,007 12,533
Intuitive Surgical (1) 243,322 127,004
Medtronic  874,150 69,827
ResMed  100,913 23,078
Solventum (1) 94,194 6,222
STERIS  67,295 13,833
Stryker  234,415 84,401
Teleflex  32,175 5,727
Zimmer Biomet Holdings  134,512 14,208
767,496
Health Care Providers & Services  2.0%
Cardinal Health  166,955 19,746
Cencora  119,399 26,826
Centene (1) 342,264 20,734
Cigna Group  189,447 52,314
CVS Health  862,765 38,729
DaVita (1) 30,844 4,613
Elevance Health  157,262 58,014
HCA Healthcare  124,059 37,236
Henry Schein (1) 86,342 5,975
Humana  82,450 20,918
Labcorp Holdings  57,521 13,191
McKesson  86,448 49,268
Molina Healthcare (1) 38,541 11,217
Quest Diagnostics  76,228 11,500
UnitedHealth Group  626,890 317,119
Universal Health Services, Class B  40,651 7,294
694,694
Life Sciences Tools & Services  1.1%
Agilent Technologies  195,107 26,211
Bio-Techne  107,658 7,755
Charles River Laboratories International (1) 35,283 6,513
Danaher  436,907 100,292
IQVIA Holdings (1) 118,676 23,321
Mettler-Toledo International (1) 14,569 17,828
Revvity  82,597 9,219

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  261,303 135,938
Waters (1) 40,823 15,144
West Pharmaceutical Services  49,736 16,291
358,512
Pharmaceuticals  3.1%
Bristol-Myers Squibb  1,377,188 77,894
Eli Lilly  536,862 414,457
Johnson & Johnson  1,639,472 237,100
Merck  1,721,610 171,266
Pfizer  3,851,953 102,192
Viatris  816,320 10,163
Zoetis  307,252 50,061
1,063,133
Total Health Care 3,425,747
INDUSTRIALS & BUSINESS SERVICES  8.2%
Aerospace & Defense  1.8%
Axon Enterprise (1) 49,142 29,206
Boeing (1) 510,704 90,395
General Dynamics  176,860 46,601
General Electric  739,171 123,286
Howmet Aerospace  274,054 29,973
Huntington Ingalls Industries  26,758 5,056
L3Harris Technologies  129,855 27,306
Lockheed Martin  143,790 69,873
Northrop Grumman  93,223 43,749
RTX  904,763 104,699
Textron  127,343 9,741
TransDigm Group  38,483 48,769
628,654
Air Freight & Logistics  0.4%
CH Robinson Worldwide  80,172 8,283
Expeditors International of Washington  96,659 10,707
FedEx  152,108 42,793
United Parcel Service, Class B  496,106 62,559
124,342
Building Products  0.5%
A.O. Smith  81,888 5,586
Allegion  59,566 7,784
Builders FirstSource (1) 79,461 11,357
Carrier Global  572,542 39,082
Johnson Controls International  458,115 36,159

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Lennox International  21,902 13,345
Masco  148,502 10,777
Trane Technologies  153,308 56,624
180,714
Commercial Services & Supplies  0.5%
Cintas  234,617 42,865
Copart (1) 599,457 34,403
Republic Services  138,897 27,943
Rollins  188,133 8,720
Veralto  169,006 17,213
Waste Management  247,433 49,929
181,073
Construction & Engineering  0.1%
Quanta Services  101,045 31,935
31,935
Electrical Equipment  0.8%
AMETEK  157,566 28,403
Eaton  269,511 89,443
Emerson Electric  390,817 48,434
GE Vernova  188,204 61,906
Generac Holdings (1) 41,059 6,366
Hubbell  36,710 15,377
Rockwell Automation  77,903 22,264
272,193
Ground Transportation  0.9%
CSX  1,312,417 42,351
JB Hunt Transport Services  55,102 9,404
Norfolk Southern  154,801 36,332
Old Dominion Freight Line  129,069 22,768
Uber Technologies (1) 1,436,920 86,675
Union Pacific  413,459 94,285
291,815
Industrial Conglomerates  0.5%
3M  370,777 47,864
Honeywell International  441,950 99,832
Roper Technologies  73,521 38,220
185,916
Machinery  1.6%
Caterpillar  329,388 119,489
Cummins  93,817 32,705
Deere  173,457 73,494

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Dover  94,321 17,695
Fortive  232,208 17,416
IDEX  51,828 10,847
Illinois Tool Works  182,968 46,393
Ingersoll Rand  274,444 24,826
Nordson  37,216 7,787
Otis Worldwide  274,342 25,407
PACCAR  359,532 37,398
Parker-Hannifin  88,158 56,071
Pentair  113,309 11,403
Snap-on  36,059 12,241
Stanley Black & Decker  105,434 8,465
Westinghouse Air Brake Technologies  116,598 22,106
Xylem  166,797 19,352
543,095
Passenger Airlines  0.2%
Delta Air Lines  435,999 26,378
Southwest Airlines  410,568 13,803
United Airlines Holdings (1) 225,409 21,887
62,068
Professional Services  0.6%
Automatic Data Processing  276,721 81,005
Broadridge Financial Solutions  79,663 18,011
Dayforce (1)(2) 107,581 7,815
Equifax  84,989 21,660
Jacobs Solutions  85,767 11,460
Leidos Holdings  91,818 13,227
Paychex  219,643 30,798
Paycom Software  33,124 6,789
Verisk Analytics  95,898 26,413
217,178
Trading Companies & Distributors  0.3%
Fastenal  391,987 28,188
United Rentals  44,609 31,424
WW Grainger  29,909 31,526
91,138
Total Industrials & Business Services 2,810,121
INFORMATION TECHNOLOGY  32.2%
Communications Equipment  0.9%
Arista Networks (1) 706,700 78,112
Cisco Systems  2,720,311 161,042

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
F5 (1) 39,443 9,919
Juniper Networks  225,042 8,428
Motorola Solutions  114,426 52,891
310,392
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  817,368 56,766
CDW  91,345 15,898
Corning  523,316 24,868
Jabil  76,764 11,046
Keysight Technologies (1) 119,248 19,155
TE Connectivity  203,280 29,063
Teledyne Technologies (1) 32,075 14,887
Trimble (1) 167,144 11,810
Zebra Technologies, Class A (1) 35,438 13,687
197,180
IT Services  1.1%
Accenture, Class A  425,158 149,566
Akamai Technologies (1) 103,721 9,921
Cognizant Technology Solutions, Class A  339,944 26,142
EPAM Systems (1) 38,879 9,091
Gartner (1) 52,786 25,573
GoDaddy, Class A (1) 96,675 19,081
International Business Machines  631,669 138,860
VeriSign (1) 56,979 11,792
390,026
Semiconductors & Semiconductor Equipment  11.4%
Advanced Micro Devices (1) 1,108,616 133,910
Analog Devices  337,010 71,601
Applied Materials  562,215 91,433
Broadcom  3,183,453 738,052
Enphase Energy (1) 92,662 6,364
First Solar (1) 73,103 12,884
Intel  2,946,415 59,076
KLA  91,126 57,420
Lam Research  876,789 63,330
Microchip Technology  367,642 21,084
Micron Technology  755,631 63,594
Monolithic Power Systems  33,049 19,555
NVIDIA  16,724,531 2,245,937
NXP Semiconductors  174,401 36,249
ON Semiconductor (1) 292,993 18,473
QUALCOMM  757,932 116,434

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Skyworks Solutions  109,325 9,695
Teradyne  109,783 13,824
Texas Instruments  622,327 116,693
3,895,608
Software  10.3%
Adobe (1) 300,362 133,565
ANSYS (1) 59,976 20,232
Autodesk (1) 145,504 43,007
Cadence Design Systems (1) 187,795 56,425
Crowdstrike Holdings, Class A (1) 158,347 54,180
Fair Isaac (1) 16,556 32,962
Fortinet (1) 435,324 41,129
Gen Digital  370,703 10,150
Intuit  191,504 120,360
Microsoft  5,069,052 2,136,605
Oracle  1,093,980 182,301
Palantir Technologies, Class A (1) 1,400,326 105,907
Palo Alto Networks (1) 447,121 81,358
PTC (1) 82,374 15,146
Salesforce  652,622 218,191
ServiceNow (1) 140,161 148,588
Synopsys (1) 104,929 50,928
Tyler Technologies (1) 29,280 16,884
Workday, Class A (1) 145,510 37,546
3,505,464
Technology Hardware, Storage & Peripherals  7.9%
Apple  10,306,136 2,580,863
Dell Technologies, Class C  209,838 24,182
Hewlett Packard Enterprise  887,171 18,941
HP  653,519 21,324
NetApp  141,052 16,373
Seagate Technology Holdings  141,692 12,229
Super Micro Computer (1) 345,471 10,530
Western Digital (1) 236,169 14,083
2,698,525
Total Information Technology 10,997,195
MATERIALS  1.9%
Chemicals  1.3%
Air Products & Chemicals  152,471 44,223
Albemarle  80,988 6,971
Celanese  75,271 5,210
CF Industries Holdings  117,006 9,983

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Corteva  470,829 26,818
Dow  480,723 19,291
DuPont de Nemours  286,772 21,866
Eastman Chemical  79,922 7,298
Ecolab  171,495 40,185
FMC (2) 84,953 4,130
International Flavors & Fragrances  174,971 14,794
Linde  324,912 136,031
LyondellBasell Industries, Class A  177,006 13,146
Mosaic  216,949 5,333
PPG Industries  160,171 19,132
Sherwin-Williams  157,032 53,380
427,791
Construction Materials  0.1%
Martin Marietta Materials  41,824 21,602
Vulcan Materials  90,370 23,246
44,848
Containers & Packaging  0.2%
Amcor  989,629 9,312
Avery Dennison  54,108 10,125
Ball  206,830 11,403
International Paper (2) 238,737 12,849
Packaging Corp. of America  61,108 13,757
Smurfit WestRock  336,754 18,138
75,584
Metals & Mining  0.3%
Freeport-McMoRan  985,448 37,526
Newmont  773,484 28,789
Nucor  157,280 18,356
Steel Dynamics  97,577 11,131
95,802
Total Materials 644,025
REAL ESTATE  2.1%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  105,990 10,339
Healthpeak Properties, REIT  481,778 9,766
Ventas, REIT  282,580 16,641
Welltower, REIT  404,119 50,931
87,677

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  480,107 8,411
8,411
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  628,450 66,427
66,427
Office Real Estate Investment Trusts  0.0%
BXP, REIT  99,267 7,382
7,382
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 206,142 27,064
CoStar Group (1) 281,381 20,144
47,208
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  97,472 21,441
Camden Property Trust, REIT  71,275 8,271
Equity Residential, REIT  233,038 16,723
Essex Property Trust, REIT  43,997 12,559
Invitation Homes, REIT  390,469 12,483
Mid-America Apartment Communities, REIT  78,724 12,168
UDR, REIT  205,258 8,910
92,555
Retail Real Estate Investment Trusts  0.3%
Federal Realty Investment Trust, REIT  51,074 5,718
Kimco Realty, REIT  458,747 10,748
Realty Income, REIT  597,277 31,901
Regency Centers, REIT  111,586 8,249
Simon Property Group, REIT  210,206 36,200
92,816
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  316,843 58,112
Crown Castle, REIT  297,455 26,997
Digital Realty Trust, REIT  213,012 37,774
Equinix, REIT  65,915 62,151
Extra Space Storage, REIT  145,487 21,765
Iron Mountain, REIT  201,216 21,150
Public Storage, REIT  108,082 32,364
SBA Communications, REIT  73,745 15,029
VICI Properties, REIT  716,574 20,931

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  498,947 14,045
310,318
Total Real Estate 712,794
UTILITIES  2.3%
Electric Utilities  1.5%
Alliant Energy  175,569 10,383
American Electric Power  364,949 33,659
Constellation Energy  214,128 47,903
Duke Energy  523,700 56,423
Edison International  264,214 21,095
Entergy  292,574 22,183
Evergy  157,305 9,682
Eversource Energy  250,306 14,375
Exelon  679,654 25,582
FirstEnergy  351,509 13,983
NextEra Energy  1,397,672 100,199
NRG Energy  136,622 12,326
PG&E  1,487,802 30,024
Pinnacle West Capital (2) 77,475 6,568
PPL  504,553 16,378
Southern  749,909 61,732
Xcel Energy  392,292 26,488
508,983
Gas Utilities  0.0%
Atmos Energy  106,473 14,829
14,829
Independent Power & Renewable Electricity
Producers  0.1%
AES  486,111 6,256
Vistra  231,279 31,887
38,143
Multi-Utilities  0.6%
Ameren  182,414 16,260
CenterPoint Energy  439,793 13,955
CMS Energy  204,209 13,611
Consolidated Edison  234,771 20,949
Dominion Energy  574,288 30,931
DTE Energy  142,061 17,154
NiSource  318,878 11,722
Public Service Enterprise Group  340,991 28,810
Sempra  434,304 38,097

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
WEC Energy Group (2) 216,996 20,406
211,895
Water Utilities  0.1%
American Water Works  133,730 16,648
16,648
Total Utilities 790,498
Total Common Stocks (Cost $9,420,732) 33,961,962
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 85,245,137 85,245
Total Short-Term Investments (Cost $85,245) 85,245
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 31,705,243 31,705
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust
Company 31,705
Total Securities Lending Collateral (Cost $31,705) 31,705
Total Investments in Securities
100.1% of Net Assets
(Cost $9,537,682) $ 34,078,912
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at December 31, 2024.
(3) Affiliated Companies
(4) Seven-day yield
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 356 S&P 500 E-Mini Index contracts 3/25 105,656 $ (2,273)
Net payments (receipts) of variation margin to date 1,899
Variation margin receivable (payable) on open futures contracts $ (374)

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 326 $ 482 $ 773
T. Rowe Price Government Reserve Fund,
4.53% — — 3,464++
Totals $ 326# $ 482 $ 4,237+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Group  $ 17,190 $ 296 $ 784 $ 17,184
T. Rowe Price Government
Reserve Fund, 4.53% 218,349  ¤  ¤ 116,950
Total $ 134,134^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $4,237 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $123,658.

T. ROWE PRICE Equity Index 500 Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,537,682) $ 34,078,912
Receivable for investment securities sold 75,693
Dividends and interest receivable 20,869
Receivable for shares sold 16,381
Cash deposits on futures contracts 4,376
Due from affiliates 231
Other assets 629
Total assets 34,197,091
Liabilities
Payable for shares redeemed 105,650
Obligation to return securities lending collateral 31,705
Investment management fees payable 1,478
Variation margin payable on futures contracts 374
Payable to directors 26
Other liabilities 824
Total liabilities 140,057
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 34,057,034

T. ROWE PRICE Equity Index 500 Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 24,444,830
Paid-in capital applicable to 220,291,284 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 9,612,204
NET ASSETS $ 34,057,034
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,258,276; Shares outstanding: 53,415,479) $ 154.60
I Class
(Net assets: $10,823,502; Shares outstanding:
70,000,685) $ 154.62
Z Class
(Net assets: $14,975,256; Shares outstanding:
96,875,120) $ 154.58

T. ROWE PRICE Equity Index 500 Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $84) $ 437,228
.
  Interest 324
Securities lending 120
Other 61
Total income 437,733
Expenses
Investment management 15,959
Shareholder servicing
Investor Class $ 10,135
I Class 2,335 12,470
Prospectus and shareholder reports
Investor Class 115
I Class 9
Z Class 3 127
Custody and accounting 678
Registration 141
Directors 104
Legal and audit 30
Miscellaneous 35
Waived / paid by Price Associates (10,332)
Total expenses 19,212
Net investment income 418,521

T. ROWE PRICE Equity Index 500 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 756,769
Futures 19,754
Net realized gain 776,523
Change in net unrealized gain / loss
Securities 5,775,055
Futures (4,113)
Change in net unrealized gain / loss 5,770,942
Net realized and unrealized gain / loss 6,547,465
INCREASE IN NET ASSETS FROM OPERATIONS $ 6,965,986

T. ROWE PRICE Equity Index 500 Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 418,521 $ 407,362
Net realized gain 776,523 502,371
Change in net unrealized gain / loss 5,770,942 5,109,051
Increase in net assets from operations 6,965,986 6,018,784
Distributions to shareholders
Net earnings
Investor Class (98,418) (93,863)
I Class (134,132) (111,081)
Z Class (205,466) (202,479)
Decrease in net assets from distributions (438,016) (407,423)
Capital share transactions
*
Shares sold
Investor Class 1,449,435 1,203,054
I Class 1,875,658 929,324
Z Class 1,694,234 1,659,719
Distributions reinvested
Investor Class 93,564 89,367
I Class 124,990 103,409
Z Class 205,466 202,479
Shares redeemed
Investor Class (2,116,744) (1,163,721)
I Class (1,085,103) (583,631)
Z Class (3,168,940) (2,602,069)
Decrease in net assets from capital share
transactions (927,440) (162,069)

T. ROWE PRICE Equity Index 500 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 5,600,530 5,449,292
Beginning of period 28,456,504 23,007,212
End of period $ 34,057,034 $ 28,456,504
*Share information (000s)
Shares sold
Investor Class 10,205 10,630
I Class 13,170 8,167
Z Class 12,363 14,918
Distributions reinvested
Investor Class 632 781
I Class 843 904
Z Class 1,389 1,774
Shares redeemed
Investor Class (14,976) (10,364)
I Class (7,566) (5,162)
Z Class (22,705) (22,687)
Decrease in shares outstanding (6,645) (1,039)

T. ROWE PRICE Equity Index 500 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. The fund has three classes of shares: the
Equity Index 500 Fund (Investor Class), the Equity Index 500 Fund–I Class
(I Class) and the Equity Index 500 Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Equity Index 500 Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $316,497,000 of net gain on
$409,343,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Equity Index 500 Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Equity Index 500 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE Equity Index 500 Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.

T. ROWE PRICE Equity Index 500 Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 2,273
Total $ 2,273
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 19,754
Total $ 19,754

T. ROWE PRICE Equity Index 500 Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, cash of $4,376,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (4,113)
Total $ (4,113)

T. ROWE PRICE Equity Index 500 Fund

to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP,

T. ROWE PRICE Equity Index 500 Fund

investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $31,167,000; the value of cash collateral and related investments was $31,705,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,134,909,000 and
$1,624,342,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Equity Index 500 Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. Other temporary differences relate primarily to differences in treatment of corporate actions.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 437,444 $ 407,423
Long-term capital gain 572 —
Total distributions $ 438,016 $ 407,423
($000s)
Cost of investments $ 9,679,208
Unrealized appreciation $ 24,951,680
Unrealized depreciation (551,976)
Net unrealized appreciation (depreciation) $ 24,399,704
($000s)
Undistributed ordinary income $ 310
Undistributed long-term capital gain 44,854
Net unrealized appreciation (depreciation) 24,399,704
Other temporary differences (38)
Total distributable earnings (loss) $ 24,444,830

T. ROWE PRICE Equity Index 500 Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Equity Index 500 Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $6,302,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Equity Index 500 Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $5,585,000 for T. Rowe Price Services, Inc.; and
$2,080,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $953,000 for shareholder servicing costs related to the college savings plans, of which $244,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.21% 0.00% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $— $(2,648) $(7,684)

T. ROWE PRICE Equity Index 500 Fund

presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 22% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
Consistent with its investment objective, the fund may invest in T. Rowe Price
Group, Inc. Additionally, the fund may invest its cash reserves in certain open-
end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are
offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Equity Index 500 Fund

The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Equity Index 500 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Equity Index 500 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity Index 500 Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Equity Index 500 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Equity Index 500 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$283,106,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $411,749,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $393,372,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $18,786,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F50-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025